Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					0 Months Ended	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2011 Nonvested Shares	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2013 Incentive Plan	Dec. 31, 2012 Incentive Plan	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Notes	Dec. 31, 2010 Ordinary Shares	Aug. 31, 2011 MDCL	Dec. 31, 2010 Ascend	Jul. 01, 2013 Shanghai Kangshi	Jul. 31, 2013 Shanghai Kangshi
Class of Stock [Line Items]
Number of ADS to each ordinary shares ratio		0.1
Ordinary shares issued												104,856,845
Conversion of convertible securities to ordinary shares										264,166,235
Conversion of convertible notes to ordinary shares	20,406,720										18,381,991
Convertible notes converted into stock, principal amount	$ 20,000										$ 18,000
Ordinary Shares issued for acquisition													152,863	823,846	873,194	873,194
Ordinary Shares issued to consultant	324,849
Nonvested shares issued under the Company's share incentive plans						665,999	665,999
Ordinary Shares issued to employees in connection with the exercise of options and the vest of share units			15,514,857	11,686,061	12,178,146
Ordinary shares repurchased								83,282	161,478